Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 2,908.7	$ 2,606.8	$ 2,506.6
Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	2,553.7	2,282.8	2,159.5
Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	355.0	323.4	332.5
Other revenues
Disaggregation of Revenue [Line Items]
Net sales		0.6	14.6
North America Fiber Cement
Disaggregation of Revenue [Line Items]
Net sales	2,040.2	1,816.4	1,676.9
North America Fiber Cement | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	2,040.2	1,816.4	1,676.9
North America Fiber Cement | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	0.0	0.0	0.0
North America Fiber Cement | Other revenues
Disaggregation of Revenue [Line Items]
Net sales		0.0	0.0
Asia Pacific Fiber Cement
Disaggregation of Revenue [Line Items]
Net sales	458.2	418.4	446.8
Asia Pacific Fiber Cement | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	458.2	418.4	446.8
Asia Pacific Fiber Cement | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	0.0	0.0	0.0
Asia Pacific Fiber Cement | Other revenues
Disaggregation of Revenue [Line Items]
Net sales		0.0	0.0
Europe Building Products
Disaggregation of Revenue [Line Items]
Net sales	410.3	371.4	368.3
Europe Building Products | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	55.3	48.0	35.8
Europe Building Products | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	355.0	323.4	332.5
Europe Building Products | Other revenues
Disaggregation of Revenue [Line Items]
Net sales		0.0	0.0
Other Businesses
Disaggregation of Revenue [Line Items]
Net sales	$ 0.0	0.6	14.6
Other Businesses | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales		0.0	0.0
Other Businesses | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales		0.0	0.0
Other Businesses | Other revenues
Disaggregation of Revenue [Line Items]
Net sales		$ 0.6	$ 14.6